UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2009

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 64
Form 13F Information Table Value $116,603,469




					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None


ABB Ltd Adr	COM		000375204		1574		82425		SH		Sole		0		0	0	0
Accenture Ltd. CL-A	COM		G1151C101		727		17520		SH		Sole		0		0	0	0
Activision Blizzard	COM		00507V109		1918		172652		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		821		12195		SH		Sole		0		0	0	0
American Express	COM		025816109		285		7025		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		5917		28079		SH		Sole		0		0	0	0
Applied Materials	COM		038222105		658		47225		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		1152		29075		SH		Sole		0		0	0	0
Atheros Communications Inc.	COM		04743p108		296		8650		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1759		116802		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2151		55700		SH		Sole		0		0	0	0
Bob Evans Farms	COM		096761101		1137		39250		SH		Sole		0		0	0	0
Brocade Communications Sys	COM		111621306		510		66900		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		1482		26000		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2787		50050		SH		Sole		0		0	0	0
Charles Schwab Corp.	COM		808513105		354		18809		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2235		29034		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		4436		185294		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		2863		78380		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100		1463		64250		SH		Sole		0		0	0	0
Commscope Inc.	COM		203372107		298		11250		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108		1040		29200		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		2904		90148		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		2866		142516		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1918		81525		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		405		5946		SH		Sole		0		0	0	0
Fiserv Inc. Wisconsin	COM		337738108		869		17925		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2505		250500		SH		Sole		0		0	0	0
Fuqi Int'l Inc.	COM		36102A207		1580		88050		SH		Sole		0		0	0	0
General Electric	COM		369604103		2938		194171		SH		Sole		0		0	0	0
Goldman Sachs Group Inc.	COM		38141G104		319		1890		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		4100		6613		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		2282		44310		SH		Sole		0		0	0	0
IDEXX Laboratories Inc.	COM		45168D104		1223		22875		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		898		16375		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		2631		85770		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2512		123138		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		2880		86624		SH		Sole		0		0	0	0
Johnson & Johnson	COM		478160104		265		4110		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1152		27650		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		1910		50725		SH		Sole		0		0	0	0
Kirby Corp	COM		497266106		1264		36300		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		3152		58450		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		253		7549		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2695		88406		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1683		38175		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1647		106050		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4147		169039		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		983		24670		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		604		33224		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		3241		29869		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		652		30850		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		374		6218		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		452		6939		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106		1004		25550		SH		Sole		0		0	0	0
Sharpe Compliance Corp.	COM		820017101		606		63100		SH		Sole		0		0	0	0
Staples Inc.	COM		855030102		266		10800		SH		Sole		0		0	0	0
SunTech Power Adr	COM		86800c104		966		58100		SH		Sole		0		0	0	0
Sybase Inc.	COM		871130100		614		14150		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1487		76708		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		4691		83500		SH		Sole		0		0	0	0
The TJX Companies	COM		872540109		1939		53050		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2617		54876		SH		Sole		0		0	0	0
United Technologies	COM		913017109		3814		54955		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		568		14450		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		4600		52590		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		265		5440		SH		Sole		0		0	0	0
